23 Post-employment Benefits (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Fair value of the plan's assets, ending balance	R$ 11,420,196	R$ 10,880,721
Unified Plan [member]
Disclosure of defined benefit plans [line items]
Fair value of the plan's assets, beginning balance	7,546,756	6,290,841	R$ 5,834,572
Return estimated for assets	607,252	685,685	593,572
Contributions and distributions	23,919	23,851	24,011
Benefits paid	(456,151)	(435,454)	(414,256)
Actuarial gain (losses)	(153,508)	981,833	252,942
Fair value of the plan's assets, ending balance	7,568,268	7,546,756	6,290,841
Plan III [member]
Disclosure of defined benefit plans [line items]
Fair value of the plan's assets, beginning balance	3,137,754	2,178,236	1,821,055
Return estimated for assets	224,591	337,476	230,703
Contributions and distributions	136,708	4,185	9,184
Benefits paid	(203,341)	(174,427)	(133,281)
Actuarial gain (losses)	334,068	792,284	250,575
Fair value of the plan's assets, ending balance	3,629,780	3,137,754	2,178,236
Assistance Plan [member]
Disclosure of defined benefit plans [line items]
Fair value of the plan's assets, beginning balance	196,211	172,991	170,923
Return estimated for assets	16,474	51,541	16,579
Contributions and distributions
Benefits paid
Actuarial gain (losses)	9,463	(28,321)	(14,511)
Fair value of the plan's assets, ending balance	R$ 222,148	R$ 196,211	R$ 172,991